Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Shares subject to possible redemption	13,225,000
Temporary equity, redemption price	$ 10.34
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Shares subject to possible redemption	13,225,000	13,225,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	754,000	0
Common stock, shares outstanding	754,000	0
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,306,250	3,306,250
Common stock, shares outstanding	3,306,250	3,306,250